Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 3,053,391	$ 3,144,729
Cash and cash equivalents	206,339	179,934	166,483	109,407
Shuttle tanker segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,758,619	1,805,639
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	752,835	786,391
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	178,172	223,388
FSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	79,629	101,422
Cash and Cash Equivalents [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	206,339	179,934
Other Assets [Member]
Segment Reporting Information [Line Items]
Other assets	$ 77,797	$ 47,955